Payroll and Social Charge - Schedule of Payroll and Social Charge (Details) - Payroll and social charges [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Payroll and Social Charge [Line Items]
Social charges in installments	$ 292,436	$ 284,915
Bonus and vacation along with related social charges	765,898	929,070
Salaries and related social charges	510,463	617,129
Others	28,035	17,110
Payroll and social charges	1,596,832	1,848,224
Breakdown:
Current liabilities	1,291,550	1,560,159
Non-current liabilities	305,282	288,065
Total liabilities	$ 1,596,832	$ 1,848,224